Investments in Associates (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Associates
Opening balance	$ 13,061,674	$ 13,437,778	$ 14,323,451
Share of associated companies' financial results	253	(6,393)	36,917
Investment properties fair value adjustment	(689,246)	(495,736)	(838,748)
Reversal of (provision for) contingent liabilities	250,000	126,025	(83,842)
Share of profit or loss from associates	(438,993)	(376,104)	(885,673)
Ending balance	$ 12,622,681	$ 13,061,674	$ 13,437,778